TRADE RECEIVABLES AND OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2024
Trade Receivables And Other Current Assets
TRADE RECEIVABLES AND OTHER CURRENT ASSETS

9.	TRADE RECEIVABLES AND OTHER CURRENT ASSETS

The breakdown of the items presented under this heading at June 30,2024 and December 31, 2023 is as follows:

	06/30/2024	12/31/2023
Trade receivables:
Other receivables from the Codere Group companies (Note 15)	1,584	8,147
Impairment of trade receivables	(99)	(99)
Other current assets:
Current tax asset (VAT)	6,526	5,169
Prepayments	1,463	414
Other receivables	(166)	(27)
Total	9,309	13,604

Other receivables from the Codere Group companies mainly include balances to be paid by Latin American (“Latam”) retail companies from Codere Group amounting to €786 thousand as of June 30, 2024 and amounting to €1,342 thousand as of December 31, 2023.

The carrying amounts of Codere Online’s trade receivables and other current assets are denominated in the following currencies:

Currency	06/30/2024	12/31/2023
EUR	6,480	9,845
ILS	212	219
ARS	351	633
USD	338	712
MXN	1,492	1,537
COP	436	656
Total	9,309	13,604

The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable mentioned above. Codere Online does not hold any collateral as security.

The movement in the allowance for impairment of accounts receivable as of June 30, 2024 and December 31, 2023 is as follows:

Expected credit loss as of 12/31/2022	99
Additions	-
Reversal	-
Expected credit loss as of 12/31/2023	99

Expected credit loss as of 12/31/2023	99
Additions	-
Reversal	-
Expected credit loss as of 06/30/2024	99